UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2005 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
				 [ x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Lisa Holmes
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Lisa Holmes  Jacksonville, Florida March 31, 2005
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	114
Form 13F information table value total:	$310,030,235
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE

NAME OF ISSUER   	CUSIP   	FAIR MARKET VALUE	SHARES
3M COMPANY		COM	88579Y101	10,733,269	123,897		SOLE
AMERICAN EXPRESS CO	COM	025816109	5,326,054	101,912		SOLE
AMERICAN INTL GROUP 	COM	026874107	4,217,134	74,367		SOLE
AMGEN INC 		COM	31162100	5,991,484	101,492		SOLE
ANHEUSER BUSCH COS INC 	COM	035229103	5,959,034	124,234		SOLE
AUTOMATIC DATA PROCESS 	COM	053015103	6,969,849	153,007		SOLE
AVON PRODS INC 		COM	054303102	5,992,580	137,699		SOLE
BLOCK H & R INC 	COM	093671105	1,836,560	36,310		SOLE
CASCADE NAT GAS CORP 	COM	147339105	1,419,555	71,120		SOLE
CISCO SYS INC 		COM	17275R102	1,407,811	76,554		SOLE
COCA COLA CO 		COM	191216100	8,968,574	213,011		SOLE
COLGATE PALMOLIVE CO 	COM	194162103	9,118,223	172,089		SOLE
COMMUNICATIONS SYS INC 	COM	203900105	954,693		83,745		SOLE
DELL INC 		COM	24702R101	7,319,883	186,613		SOLE
EXXON MOBIL CORP 	COM	30231G102	5,580,451	92,055		SOLE
GANNETT INC 		COM	364730101	4,936,363	61,247		SOLE
GENERAL ELEC CO 	COM	369604103	12,264,388	335,663		SOLE
GROLSCH NV ORD		COM	N37291114	4,352,345	142,020		SOLE
HARLEY DAVIDSON INC 	COM	412822108	13,889,429	237,381		SOLE
HAWKINS CHEM INC 	COM	420261109	1,258,947	105,705		SOLE
HEALTH MGMT ASSOC CL A	COM	421933102	3,882,101	148,285		SOLE
HERSHEY FOODS CORP 	COM	427866108	13,015,669	212,267		SOLE
HOME DEPOT INC COM	COM	437076102	6,851,754	176,159		SOLE
HORACE MANN EDUCTR CP 	COM	440327104	4,030,315	227,188		SOLE
JOHNSON & JOHNSON COM	COM	478160104	6,892,581	101,398		SOLE
LABORATORY AMER HLDGS 	COM 	50540R409	5,148,514	104,057		SOLE
LIBBEY INC 		COM	529898108	859,635		40,935		SOLE
MCGRAW HILL COS INC 	COM	580645109	14,261,775	161,493		SOLE
MEDTRONIC INC COM	COM	585055106	9,711,938	187,900		SOLE
MERCK & CO INC		COM	589331107	3,600,321	111,224		SOLE
MICROSOFT CORP 		COM	594918104	4,720,015	192,099		SOLE
MOCON INC 		COM	607494101	913,200		100,617		SOLE
MOODYS CORP 		COM	615369105	4,393,649	53,043		SOLE
MYLAN LABS INC 		COM	628530107	3,815,382	215,315		SOLE
NATIONAL DENTEX CORP 	COM	63563H109	1,832,809	93,036		SOLE
OIL DRI CORP AMER 	COM	677864100	1,119,620	60,520		SOLE
PATTERSON DENTAL CO 	COM	703395103	11,807,986	232,363		SOLE
PAYLESS SHOESOURCE INC 	COM	704379106	5,294,940	335,335		SOLE
PEPSICO INC 		COM	713448108	10,459,227	194,689		SOLE
PFIZER INC 		COM	717081103	7,106,357	266,718		SOLE
PROCTER & GAMBLE CO 	COM	742718109	3,288,491	62,047		SOLE
PXRE CORP 		COM	G73018106	3,864,557	150,665		SOLE
QUEST DIAGNOSTICS INC 	COM	74834L100	4,155,789	39,530		SOLE
RUDDICK CORP 		COM	781258108	354,079		15,295		SOLE
SARA LEE CORP 		COM	803111103	2,991,290	134,986		SOLE
SEI INVESTMENTS CO 	COM	784117103	3,500,107	96,795		SOLE
SERVICEMASTER COMPANY	COM	817615107	4,574,408	338,845		SOLE
ST PAUL TRAVELERS INC 	COM	792860108	3,249,393	88,467		SOLE
STEPAN CO 		COM	858586100	2,935,106	124,845		SOLE
SYMANTEC CORP 		COM	871503108	5,301,275	243,908		SOLE
TELEPHONE & DATA SYS 	COM	879433100	2,800,512	34,320		SOLE
TELLABS INC		COM	879664100	3,685,296	504,835		SOLE
THE LIMITED		COM	532716107	4,313,858	177,525		SOLE
TIDEWATER INC COM	COM	886423102	4,235,157	108,985		SOLE
TRIZEC PROPERTIES INC 	COM	89687P107	2,945,437	155,023		SOLE
UNITED GUARDIAN INC 	COM	910571108	140,625		18,750		SOLE
UNITED PARCEL SERVICE 	COM	911312106	3,116,876	41,873		SOLE
VIRCO MFG CO COM	COM	927651109	400,412		52,137		SOLE
WAL MART STORES INC 	COM	931142103	4,289,034	83,923		SOLE
WALGREEN CO 		COM	931422109	3,403,567	74,745		SOLE
WALT DISNEY CO 		COM	254687106	1,150,953	40,061		SOLE
WATERS CORP 		COM	941848103	4,201,496	114,457		SOLE
XL CAPITAL LTD A SHS	COM	G98255105	2,918,103	40,322		SOLE